Subsequent Events (Details) - Part 1 - USD ($)		1 Months Ended
	Jan. 01, 2023	Apr. 20, 2023	Dec. 20, 2022
Subsequent Events (Details) - Part 1 [Line Items]
Aggregate offering price amount			$ 50,000,000
Paying commissions		$ 291,000
Subsequent Event [Member]
Subsequent Events (Details) - Part 1 [Line Items]
Shares sold (in Shares)	8,463
Average price per share (in Dollars per share)	$ 62
Paying commissions	$ 507,000